Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 12, 2021	Feb. 11, 2021	Feb. 17, 2021	Nov. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Office and administrative services	$ 20,000
Company incurred					$ 60,000	$ 40,000	$ 220,000
Working capital loans					$ 2,000,000		$ 2,000,000
Business combination, price per share (in Dollars per share)					$ 1.5		$ 1.5
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants due value			$ 2,124,125
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Class A common stock equal or exceeds (in Dollars per share)					$ 12
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)				150,000
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate Price				$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Description of stock split		On December 11, 2020, the Company effected a 47.91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.
Sponsor, description					The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.